Financial Instruments (Details 3) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Total	₪ 78,113	₪ 1,813
Long term borrowings [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Total	78,013
Guarantees provided by the Group [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Total	₪ 100	₪ 1,813